DEBT - SMP Holdings Credit Facility (Details)	Mar. 31, 2017 USD ($)
Revolving credit facility
Debt Instrument [Line Items]
Accordion feature	$ 200,000,000
SMP Holdings | Term Loan Credit Facility
Debt Instrument [Line Items]
Debt face amount	200,000,000
SMP Holdings | Revolving credit facility
Debt Instrument [Line Items]
Accordion feature	$ 250,000,000